Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 9,324	$ 12,363	$ 16,396
Placement fees
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,814	3,764	4,747
Customer relationship intangible
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,701	3,215	3,731
Contractual development fees
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 3,809	$ 5,384	$ 7,918